Distributions	12 Months Ended
Dec. 31, 2022
Distributions [Abstract]
Distributions
12.	Distributions
On June 10, 2022, Legacy Grindr's Board of Managers approved a special distribution of $0.75 per ordinary unit, amounting to $83,313 to ordinary unit holders as of the close of business on June 10, 2022 (the “First Distribution”). In addition, Catapult GP II elected to apply a portion of its distribution totaling $4,040 as a partial payment of the Note described in Note 9, in the amount of $3,789, which comprised $3,362 of the accrued interest and $427 of the principal. The First Distribution was partially paid in June 2022, and the balance was fully paid in July 2022.
On November 14, 2022, ahead of the Business Combination, see Note 3, Legacy Grindr's Board of Managers approved a distribution of $2.55 per ordinary unit, amounting to $283,801 to ordinary unit holders as of the close of business on November 14, 2022. (the “Second Distribution”). As part of the Second Distribution, $155,000 was issued to Group Holdings in the form of a promissory note (the “Promissory Note”) on November 15, 2022. The Promissory Note, which bore interest at 4.03% per annum beginning thirty days after issuance, was to be repaid no later than January 15, 2023 with all accrued interest. Group Holdings in turn issued promissory notes to its parent companies SVE and SVG totaling $155,000, SVE in turn issued a promissory note for its pro rata portion to SVG, and SVG issued a promissory note in the amount of $155,000 to SV Parent. In addition, Catapult GP II elected to apply a portion of its distribution totaling $13,737 as a partial payment of the Note described in Note 9, in the amount of $12,020, which comprised $1,280 of the accrued interest and $10,740 of the principal. The Second Distribution, excluding any amounts related to the items described above, was paid on various dates in November 2022.